Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2012	Jan. 20, 2012
Document And Entity Information
Entity Registrant Name	Daniels Corporate Advisory Company, Inc.
Entity Central Index Key	0001498291
Document Type	S-1
Document Period End Date	Nov. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		10,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011